Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

NOTE C. FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. The accounting standards related to fair value measurements include a hierarchy for information and valuations used in measuring fair value that is broken down into three levels based on reliability, as follows:

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Level 1 valuations are based on quoted prices in active markets for identical instruments that the Plan has the ability to access.
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Level 2 valuations are based on quoted prices for similar, but not identical, instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; or other significant observable inputs besides quoted prices.
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Level 3 valuations are based on information that is unobservable and significant to the overall fair value measurement.

The carrying value of cash approximates its fair value due to the short maturity of this financial instrument. Notes receivable from participants are valued at the principal amount plus accrued interest, which approximates fair value. Mutual funds and Paychex common stock, which is the sole investment in the ESOP Fund, are stated at their approximate fair value based on quoted market prices in active markets.

Collective investment trusts ("CITs") are valued at either fair value, if the trust's NAV is published on a public stock market, or the trust's unpublished NAV, which approximates fair value. There are no redemption restrictions or unfunded commitments in the CITs offered under the Plan. The Annuity Fund, ClearCourse, is valued by Genworth Life and Annuity Insurance Company using the quoted market price of the underlying investments less applicable ClearCourse asset charges. The underlying investments are in the GE Investment Funds, Inc. Total Return Fund Class 2.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The Plan’s financial assets measured at fair value on a recurring basis were as follows:

	December 31, 2025
		Quoted	Significant
		prices in	other	Significant
	Carrying	active	observable	unobservable
	value	markets	inputs	inputs
In Thousands	(Fair value)	(Level 1)	(Level 2)	(Level 3)
Mutual funds	$907,275	$907,275	$—	$—
Paychex common stock	171,534	171,534	—	—
CITs measured at fair value	113,678	—	113,678	—
Annuity fund	4,303	—	4,303	—

CITs measured at NAV (1)	1,197,505
Total investments at fair value	$2,394,295

	December 31, 2024
		Quoted	Significant
		prices in	other	Significant
	Carrying	active	observable	unobservable
	value	markets	inputs	inputs
In Thousands	(Fair value)	(Level 1)	(Level 2)	(Level 3)
Mutual funds	$799,667	$799,667	$—	$—
Paychex common stock	231,016	231,016	—	—
CITs measured at fair value	153,615	—	153,615	—
Annuity fund	4,490	—	4,490	—

CIT measured at NAV (1)	1,034,763
Total investments at fair value	$2,223,551

(1) In accordance with Accounting Standards Codification subtopic 820-10, investments in CITs that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts of the CITs presented in the fair value tables are intended to permit reconciliation to balances presented in the Statements of Net Assets Available for Benefits.